INVENTORIES - Additional Information (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Amount of inventories purchased for Home Swap service	₽ 141
Inventories recognized as expense	₽ 33	₽ 0